Investment in Available for Sale Marketable Securities (Details) - Schedule of reconciliation of the investment in marketable securities - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of the investment in marketable securities [Abstract]
Balance	$ 44,766	$ 33,917
Additions		240,000
Proceeds on sales of securities	(17,009)	(68,702)
Assignment of securities as compensation	(3,917)
Recognized losses	(22,416)	(160,449)
Balance	$ 1,424	$ 44,766